Shareholder Report, Holdings (Details) - Dreyfus Treasury Obligations Cash Management	Jul. 31, 2024
Institutional Shares – DTRXX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Institutional Shares – DTRXX | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Shares – DTRXX | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Institutional Shares – DTRXX | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Institutional Shares – DTRXX | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Investor Shares – DTVXX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Investor Shares – DTVXX | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Investor Shares – DTVXX | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Investor Shares – DTVXX | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Investor Shares – DTVXX | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Administrative Shares – DTAXX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Administrative Shares – DTAXX | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Administrative Shares – DTAXX | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Administrative Shares – DTAXX | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Administrative Shares – DTAXX | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Participant Shares – DTPXX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Participant Shares – DTPXX | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Participant Shares – DTPXX | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Participant Shares – DTPXX | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Participant Shares – DTPXX | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Wealth Shares – DTKXX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Wealth Shares – DTKXX | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Wealth Shares – DTKXX | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Wealth Shares – DTKXX | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Wealth Shares – DTKXX | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Service Shares – DTNXX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Service Shares – DTNXX | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Service Shares – DTNXX | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Service Shares – DTNXX | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Service Shares – DTNXX | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	46.40%